Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of income tax expense

For the years ended December 31	2023	2022
Current income tax expense	$4,687	$5,559
Deferred tax recovery	(4,580)	(770)
Income tax expense	$107	$4,789

For the years ended December 31	2023	2022
Tax expense related to continuing operations
Current
Canada	$860	$—
International	3,827	5,559
	4,687	5,559
Deferred
Canada	(4,468)	(807)
International	(112)	37
	(4,580)	(770)
Income tax expense	$107	$4,789

Schedule of reconciliation between income tax expense and the product of accounting profit multiplied by the Company's weighted average tax rate applicable to profits

For the years ended December 31	2023	2022
Earnings before income taxes	$36,389	$59,875

At 26.5% statutory rate	$9,643	$15,867
Tax effects of:
Differences in foreign statutory tax rates	(14,911)	(12,901)
Temporary difference subject to Initial Recognition Exemption	4,000	668
Deferred tax asset not recognized	3,104	—
Income/expenses not taxed	(628)	1,105
Adjustments in respect to prior year	(465)	(392)
Impact of foreign exchange on deferred tax balance	(253)	368
Other	(383)	74
Income tax expense	$107	$4,789

Schedule of significant components of deferred income tax liabilities

For the years ended December 31	2023	2022
Deferred tax assets
Non-capital loss carryforwards	$19,541	$11,908
Stream and other assets	7,298	980
	26,839	12,888
Deferred tax liabilities
Royalties and other assets	(21,134)	(11,763)
	5,705	1,125
Classification
Non-current assets	9,343	2,610
Non-current liabilities	(3,638)	(1,485)
	$5,705	$1,125

Schedule of movement in net deferred taxes

For the years ended December 31	2023	2022
Balance, beginning of the year	$1,125	$163
Recognized in profit and loss	4,580	770
Corporate Minimum Tax	—	192
Balance, end of year	$5,705	$1,125

Schedule of non-capital loss

Year of Expiry	2039	2040	2041	2042	Total
NCLs	$18,133	$7,535	$12,928	$2,755	$41,351